Discontinued Operations and Assets Held for Sale - Assets and Liabilities Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Goodwill	$ 0	$ 1,814
Discontinued Operations, Disposed of by Sale | IGT Gaming
Assets
Cash and cash equivalents		63
Trade and other receivables, net		321
Inventories, net		153
Other current assets		254
Systems, equipment and other assets related to contracts, net and Property, plant and equipment, net		408
Goodwill		1,814
Intangible assets, net		1,432
Other non-current assets		321
Assets held for sale		4,765
Liabilities:
Accounts payable		139
Other current liabilities		408
Deferred income taxes		153
Other non-current liabilities		442
Liabilities held for sale		$ 1,142